Bank Indebtedness - Additional Information (Detail) $ in Thousands, $ in Millions			12 Months Ended
	Mar. 31, 2018 USD ($)	Oct. 23, 2017 USD ($)	Mar. 31, 2018 USD ($)	Mar. 26, 2014 USD ($)	Mar. 26, 2014 CAD ($)	Jun. 29, 2018 USD ($)	Jun. 29, 2018 CAD ($)	Mar. 31, 2018 CAD ($)	Feb. 20, 2018 USD ($)	Feb. 20, 2018 CAD ($)	Jan. 20, 2018 USD ($)	Jan. 20, 2018 CAD ($)	Oct. 23, 2017 CAD ($)	Mar. 31, 2017 USD ($)	Mar. 25, 2017 USD ($)
Line of Credit Facility [Line Items]
Bank indebtedness	$ 28,640		$ 28,640												$ 44,840	[1]
Senior secured revolving credit facility, excess availability	15,500		15,500												14,600
Minimum excess availability														$ 6,000
Line of credit facility covenant terms cash minimum	$ 6,600		$ 6,600					$ 8.5
Minimum excess availability percentage of borrowings			40.00%
Minimum excess availability percentage of line cap			25.00%
Mortgage on movable property (general) under the Civil Code (Quebec)				$ 155,100	$ 200.0
New Credit Facility [Member]
Line of Credit Facility [Line Items]
Minimum excess availability		$ 6,600											$ 8.5
Senior secured credit facility		$ 65,900											85.0
New credit facility maturity date		Oct. 31, 2022
Repayment of term loan facility		$ 31,000
Total commitments		$ 10,100											$ 13.0
Debt instrument, covenant description	Under the terms of the Prior Credit Facility, the Company was required to maintain minimum adjusted EBITDA levels (calculated on a twelve-month rolling basis) if the Company’s availability was below $6.0 million for any five consecutive business days. Failure to meet the minimum adjusted EBITDA covenant in the event that excess availability fell below $6.0 million for any five consecutive business days was considered an event of default that could have resulted in the outstanding balances borrowed under the Company’s Prior Credit Facility becoming due immediately, which would have resulted in cross defaults on the Company’s other borrowings.
Line of credit facility covenant terms cash minimum	$ 6,600		$ 6,600					$ 8.5
Senior Secured Term Loan [Member]
Line of Credit Facility [Line Items]
Minimum excess availability						$ 6,600	$ 8.5
Interest rate of CDOR plus spread						825.00%	825.00%
Long-term senior secured term loan						$ 9,700	$ 12.5
Senior secured revolving credit facility, seasonal availability block									$ 3,500	$ 4.5	$ 7,400	$ 9.5
Maximum [Member]
Line of Credit Facility [Line Items]
Bank indebtedness															$ 110,000
Fixed charge coverage ratio			1,100,000
Maximum [Member] | New Credit Facility [Member]
Line of Credit Facility [Line Items]
Interest rate of CDOR plus spread		3.00%											3.00%
Minimum [Member]
Line of Credit Facility [Line Items]
Fixed charge coverage ratio			1,000,000
Minimum [Member] | Senior Secured Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Senior secured revolving credit facility reserve														$ 6,000
Minimum [Member] | New Credit Facility [Member]
Line of Credit Facility [Line Items]
Interest rate of CDOR plus spread		1.50%											1.50%

[1]	Retrospectively revised (see note 18)